Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2021
Certain risks and concentration
Summarized customers with greater than 10% of the account receivables

	As of December 31,
	2020	2021
Customer A	*	17%
Customer B	13%	*
*	Less than 10%